Cash, Cash Equivalents and Short-Term Investments	12 Months Ended
Jul. 31, 2020
Categories of current financial assets [abstract]
Cash, Cash Equivalents and Short-Term Investments

4. Cash, Cash Equivalents and Short-Term Investments

	Interest rate		July 31, 2020	July 31, 2019
Operating cash	—		$70,318	$5,993
High interest savings accounts	0.70%		113,855	107,575
Cash and cash equivalents			$184,173	$113,568

Term deposits & GIC	2.85%-4.25%	maturity of 3 to 12 months	$—	$25,937
Short-term investments			$—	$25,937